UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.0%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$4,785,893
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/21	5,500	5,159,550
5.25%, 1/01/23	6,500	5,844,345

		15,789,788

Arizona — 4.9%
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	1,853,637
4.25%, 7/01/22	1,895	1,849,690
4.50%, 7/01/24	2,120	2,055,510
Refunding, 4.00%, 7/01/20	2,325	2,296,193
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	2,610	1,989,446
Pima County IDA, RB:
Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	965	942,651
Charter Schools, Series K, 6.38%, 7/01/31	930	816,624
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	2,325	2,229,931
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,136,800
Scottsdale IDA, RB, Scottsdale Healthcare, Series C (AGC), 5.00%, 9/01/35	7,710	7,057,657
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,250	1,152,775

		26,380,914

Municipal Bonds	Par (000)	Value

California — 17.8%
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	$8,000	$7,539,360
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22 (a)	2,135	2,112,476
California HFA, RB, Home Mortgage, Series K, AMT, 4.55%, 8/01/21	3,805	3,291,439
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	7,210	6,546,175
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, Mandatory Put Bonds, 5.25%, 6/01/23 (b)	605	607,196
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	1,240	1,230,092
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (FGIC), 4.75%, 12/01/23	9,035	8,514,042
California State Public Works Board, RB, Department of Corrections, Series C, 5.50%, 6/01/20	10,000	10,099,100
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,574,850
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C:
5.75%, 9/01/22	1,715	1,636,796
6.00%, 9/01/28	2,990	2,723,771
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.00%, 6/01/15	5,000	5,036,450

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
TIF	Tax Increment Financing

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities, LAXFUEL Corp., LA International, AMT (AMBAC), 5.50%, 1/01/32	$1,435	$1,330,747
Rowland Unified School District California, GO, Election of 2000, Series B (AGM), 5.25%, 8/01/27	1,515	1,520,969
State of California, GO:
5.50%, 4/01/14 (c)	14,795	16,817,773
5.50%, 4/01/28	15	14,917
(NPFGC), 5.25%, 2/01/27	5,000	4,878,500
Refunding (AMBAC), 4.50%, 8/01/28	3,000	2,580,750
Various Purpose, 5.25%, 10/01/21	2,550	2,651,490
Various Purpose, 5.13%, 11/01/24	2,030	2,015,607
Various Purpose, 5.75%, 4/01/31	7,000	6,982,780
Various Purpose, 5.00%, 11/01/32	2,000	1,801,220
Tustin Unified School District California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM), 5.00%, 9/01/32	2,610	2,469,164

		94,975,664

Colorado — 2.0%
Montrose Memorial Hospital, RB, 6.38%, 12/01/23	2,250	2,237,107
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	7,500	7,395,150
Southlands Metropolitan District No. 1, GO, 6.75%, 12/01/14 (c)	840	959,910

		10,592,167

Connecticut — 0.2%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,200,565

Florida — 4.4%
County of Miami-Dade Florida, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	8,309,040
Harbor Bay Community Development District Florida, Special Assessment Bonds, 6.75%, 5/01/34	2,770	2,006,422
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (c)	35	40,825
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	3,190	2,953,302
Series B, 6.50%, 5/01/37	1,925	1,741,740
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment, 5.13%, 11/01/13	1,820	1,601,673

Municipal Bonds	Par (000)	Value

Florida (concluded)
Portofino Shores Community Development District, Special Assessment Bonds, Series A, 6.40%, 5/01/34	$1,085	$995,552
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,423,699
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (d)(e)	160	111,872
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	3,320,240

		23,504,365

Georgia — 1.3%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	4,000	4,030,240
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,376,370
4.13%, 8/01/24	2,000	1,805,560

		7,212,170

Guam — 0.8%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,530	1,558,060
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,620	2,551,749

		4,109,809

Idaho — 0.6%
Idaho Health Facilities Authority, RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	3,251,375

Illinois — 11.5%
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	8,130	8,242,600
(Syncora), 6.00%, 1/01/29	7,510	7,531,404
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/19	2,550	2,644,580
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,150,921
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	3,000	2,681,910
Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.63%, 7/01/12 (c)	6,930	6,094,727
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	3,313,695
6.25%, 6/01/24	12,750	12,737,250

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, GO, First Series (NPFGC), 5.13%, 2/01/20	$1,335	$1,318,633
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	5,999,520
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,525	1,340,124

		61,055,364

Indiana — 0.4%
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,156,320

Iowa — 0.6%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,012,880
5.00%, 9/01/22	2,315	2,291,456

		3,304,336

Kansas — 1.5%
City of Dodge City Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,130,662
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	1,500	1,557,165
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,024,200
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	3,425	3,241,626

		7,953,653

Kentucky — 3.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	8,650	8,103,839
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	8,339,360

		16,443,199

Louisiana — 3.0%
Louisiana Public Facilities Authority, RB (NPFGC):
Nineteenth Judicial District Court, 5.50%, 6/01/41	2,000	1,956,520
University of New Orleans Research & Technology, 5.25%, 3/01/26	5,000	4,984,300
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	5,000	4,562,450
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	921,723
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	3,500	3,372,775

		15,797,768

Municipal Bonds	Par (000)	Value

Maine — 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	$1,965	$1,783,473

Maryland — 0.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,722,490
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	790	735,364
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	460,505

		2,918,359

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT:
5.35%, 12/01/15	1,210	1,210,254
5.50%, 12/01/19	2,000	2,000,460
Massachusetts Health & Educational Facilities Authority, RB, Winchester Hospital, 5.00%, 7/01/25	1,060	976,886

		4,187,600

Michigan — 4.4%
City of Detroit Michigan, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,376,619
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 4.25%, 5/15/25	2,120	1,849,064
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.25%, 11/15/24	4,900	4,759,223
Hospital, Oakwood Obligation Group, Series A, 6.00%, 4/01/22	4,795	4,853,163
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC), 4.75%, 12/01/18	7,665	7,650,130

		23,488,199

Minnesota — 1.5%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	2,300	2,238,314
Minneapolis & St. Paul Housing & Redevelopment Authority, RB, HealthPartners Obligation Group Project:
6.00%, 12/01/19	1,000	1,028,690
6.00%, 12/01/21	2,545	2,594,424
Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,042,940

		7,904,368

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Mississippi — 1.7%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project:
5.88%, 4/01/22	$5,000	$4,864,450
5.90%, 5/01/22	4,410	4,296,531

		9,160,981

Missouri — 1.4%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	8,125	7,389,687

Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	2,625	2,704,879

Nebraska — 1.5%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.50%, 1/01/30	500	475,720
Douglas County School District No. 17 Nebraska, GO, Refunding:
2.00%, 6/15/24	4,390	3,305,758
2.00%, 6/15/25	4,480	3,253,600
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	948,170

		7,983,248

Nevada — 1.1%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	2,110	1,900,625
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	3,788,562

		5,689,187

New Jersey — 12.0%
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	1,954,020
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,635	4,107,841
5.80%, 11/01/23	5,050	5,660,393
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	9,810	8,794,469
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	5,540	5,571,910
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	17,900	17,598,206
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,250	2,998,970
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,618,885
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	574,186

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A, 4.75%, 12/01/21	$2,400	$2,362,152
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,500	4,433,715
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.71%, 12/15/25 (f)	9,450	3,817,233
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,389,946
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	1,000	1,007,010

		63,888,936

New Mexico — 2.0%
New Mexico Finance Authority, RB, Senior Lien, Series A (NPFGC), 5.13%, 6/15/14 (c)	9,520	10,759,599

New York — 25.5%
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	4,701,208
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,509,800
Dutchess County Industrial Development Agency New York, RB, St. Francis Hospital, Series B, 7.25%, 3/01/19	895	872,312
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	6,300	5,937,813
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,475	1,532,363
Metropolitan Transportation Authority, RB, Transportation, Series A, 5.00%, 11/15/25	1,980	1,959,467
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	4,000	4,130,440
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	3,500	3,569,720
Special Needs Facilities Pooled Program, Series C-1, 6.80%, 7/01/19	1,895	1,825,453
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	1,740	1,672,123
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	512,240
Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,701,759

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	$3,000	$2,808,990
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	6,900	6,729,501
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	405	371,308
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	4,000	4,163,680
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	979,200
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,453,379
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,681,013
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,670	1,617,028
The New School, 5.25%, 7/01/24	2,400	2,408,736
The New School, 5.25%, 7/01/25	2,100	2,081,058
University of Rochester, Series C, 4.00%, 7/01/24	625	600,769
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	2,225	2,069,984
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	651,385
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,142,266
Yeshiva University, 4.00%, 9/01/23	2,860	2,773,685
Yeshiva University, 4.25%, 9/01/24	2,750	2,691,535
New York State Environmental Facilities Corp., RB, Environment, Series A (FGIC), 5.25%, 12/15/14 (c)	7,380	8,514,454
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	8,461,440
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	2,475	2,391,617
Port Authority of New York & New Jersey, Refunding RB Consolidated:
152nd Series, AMT, 5.00%, 11/01/23	2,500	2,460,925
153rd Series, 5.00%, 7/15/24	2,010	2,087,063
Sales Tax Asset Receivable Corp., RB, Series A (NPFGC), 5.00%, 10/15/20	9,070	9,649,664
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed:
Series A-1 (AMBAC), 5.25%, 6/01/22	6,510	6,700,157
Series B-1C, 5.50%, 6/01/21	7,000	7,364,140
Series B-1C, 5.50%, 6/01/22	10,000	10,516,300

Municipal Bonds	Par (000)	Value

New York (concluded)
Trust for Cultural Resources, RB, Carnegie Hall, Series A, 5.00%, 12/01/29	$3,750	$3,713,625
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	2,985	2,790,169

		135,797,769

North Carolina — 0.8%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	3,105	2,313,567
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,925	1,841,031

		4,154,598

Northern Mariana Islands — 0.9%
Commonwealth of the Northern Mariana Islands, GO, Series A:
6.75%, 10/01/13 (c)	3,800	4,382,198
6.75%, 10/01/33	250	228,715

		4,610,913

Pennsylvania — 8.2%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/20	2,895	2,919,666
City of Philadelphia Pennsylvania, Refunding RB, Series B, AMT (AGM), 5.00%, 6/15/19	3,905	3,993,448
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,309,204
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	6,430	6,785,579
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,204,215
Montgomery County IDA Pennsylvania, RB, New Regional Medical Center Project (FHA), 5.00%, 8/01/24	3,500	3,571,645
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	6,298,145
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	6,225	6,409,571

		43,491,473

Puerto Rico — 11.6%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A (NPFGC), 5.50%, 7/01/21	3,290	3,309,279
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,182,336

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Electric Power Authority, RB:
Series CCC, 4.25%, 7/01/23	$2,360	$2,141,582
Series TT, 5.00%, 7/01/27	8,500	7,956,680
Series WW, 5.50%, 7/01/38	3,000	2,776,560
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,227,520
Subordinate (FGIC), 5.75%, 7/01/21	4,375	4,401,644
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	1,500	1,454,310
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	12,900	12,820,020
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	5,390	4,671,136
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.50%, 7/01/14 (c)	8,000	9,073,280
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series D, 5.25%, 7/01/27	3,280	3,038,067
Series M-3 (NPFGC), 6.00%, 7/01/28	1,900	1,907,771
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	1,946,980

		61,907,165

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,493,900

South Carolina — 0.2%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	909,490

South Dakota — 0.4%
Educational Enhancement Funding Corp., RB, Series B, 6.50%, 6/01/32	2,200	2,114,046

Tennessee — 2.1%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM), 5.00%, 10/01/22	1,620	1,632,134
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,515	1,446,234
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,707,505
Series B, 5.00%, 11/01/22	1,000	1,014,790

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A:
6.75%, 12/01/18	$3,550	$3,271,609
7.00%, 12/01/23	1,450	1,289,050

		11,361,322

Texas — 2.5%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	3,938,320
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Series A, Sub-Series 2, Mandatory Put Bonds, AMT, 9.00%, 5/01/29 (b)	3,000	3,068,970
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (b)	2,440	2,451,712
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	2,000	2,000,000
Houston Health Facilities Development Corp., RB, Buckingham Senior Living Community, Series A, 7.00%, 2/15/14 (c)	1,500	1,760,715

		13,219,717

U.S. Virgin Islands — 1.6%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,860	1,846,422
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,750	6,458,737

		8,305,159

Virginia — 3.3%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.75%, 3/01/17	3,285	3,222,191
6.00%, 3/01/23	1,150	1,084,864
Roanoke Economic Development Authority, Refunding RB, Carilion Health System, Series B (AGM), 5.00%, 7/01/38	4,705	4,323,895
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (c)	7,800	8,988,876

		17,619,826

West Virginia — 0.7%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.13%, 9/01/23	4,000	3,879,000

Wisconsin — 0.4%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	2,000	1,907,900

Total Municipal Bonds – 141.5%		753,358,251

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

California — 5.0%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	$3,101	$3,102,567
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	9,905,462
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	9,028	8,932,118
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	4,875	4,755,855

		26,696,002

Illinois — 2.4%
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	12,776,436

Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,338	8,344,823

Minnesota — 1.8%
State of Minnesota, GO, State Various Purpose, Series A, 4.00%, 8/01/29	10,525	9,706,975

New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/19	11,120	11,523,100

New York — 7.2%
City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	8,250	8,790,788
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	8,000	7,763,840
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/34	10,000	10,027,900
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	11,101	11,526,917

		38,109,445

Washington — 2.0%
Snohomish County School District No. 15-Edmonds Washington, GO (NPFGC), 5.00%, 12/01/19	10,000	10,783,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 22.2%		117,940,581

Total Long-Term Investments (Cost – $883,189,552) – 163.7%		871,298,832

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.15% (h)(i)	14,077,944	$14,077,944

Total Short-Term Securities (Cost – $14,077,944) – 2.6%		14,077,944

Total Investments (Cost – $897,267,496*) – 166.3%		885,376,776
Other Assets Less Liabilities – 0.2%		931,433
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (12.5)%		(66,676,000)
Preferred Shares, at Redemption Value – (54.0)%		(287,245,867)

Net Assets Applicable to Common Shares – 100.0%		$532,386,342

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$830,859,017

Gross unrealized appreciation	$15,923,212
Gross unrealized depreciation	(28,014,265)

Net unrealized depreciation	$(12,091,053)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Morgan Stanley Co. Inc.	$2,112,476	$(406)

(b)	Variable rate security. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at April 30, 2010	Net Activity	Shares at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	17,541,876	(3,463,932)	14,077,944	$11,148

(i)	Represents the current yield as of report date.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$871,298,832	—	$871,298,832
Short-Term Securities	$14,077,944	—	—	14,077,944

Total	$14,077,944	$871,298,832	—	$885,376,776

[1]	See above Schedule of Investments for values in each state or political subdivision.

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 25, 2011